Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 635	$ 403	$ 570
Restricted cash and cash equivalents	83	81	100
Accounts receivable, net of allowance for doubtful accounts	1,190	1,150	1,005
Prepaid expenses	117	160	127
Income taxes receivable		20	36
Other	190	169	169
Assets, Current	2,215	1,983	2,007
Intangibles and Other Assets
Goodwill	5,157	5,160	5,190
Brands	4,874	4,869	4,890
Management and franchise contracts, net	817	872	953
Other intangible assets, net	400	415	433
Operating lease right-of-use asset	891	0
Property, Plant and Equipment, Net	418	367	353
Deferred income tax assets	146	90	111
Other	222	239	291
Total intangibles and other assets	12,925	12,012	12,221
Assets	15,140	13,995	14,228
Current Liabilities:
Accounts payable, accrued expenses and other	1,657	1,530	1,416
Current portion of deferred revenues	298	350	366
Current maturities of long-term debt	37	16	46
Income taxes payable		19	12
Customer Loyalty Program Liability, Current		700	622
Liabilities, Current	2,780	2,615	2,462
Long-term Debt and Capital Lease Obligations	7,772	7,266	6,556
Operating lease liabilities	1,066	0
Deferred revenue	822	826	829
Deferred income tax liabilities	861	898	931
Liability for guest loyalty program		969	839
Other	876	863	920
Liabilities	15,163	13,437	12,537
Commitments and contingencies
Equity:
Preferred stock	0	0	0
Common stock	3	3	3
Treasury stock, at cost	(3,304)	(2,625)	(891)
Additional paid in capital	10,419	10,372	10,298
Accumulated deficit	(6,342)	(6,417)	(6,981)
Accumulated other comprehensive loss	(806)	(782)	(741)
Total Hilton stockholders' equity	(30)	551	1,688
Noncontrolling interests	7	7	3
Total equity (deficit)	(23)	558	1,691
Total liabilities and equity	15,140	13,995	$ 14,228
Guest Loyalty Program [Member]
Current Liabilities:
Current portion of liability for guest loyalty program	788	700
Liability for guest loyalty program	$ 986	969
Restatement
Current assets
Other		189
Current Liabilities:
Accounts payable, accrued expenses and other		$ 1,549